Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Short-term borrowings
12.	Short-term borrowings

Type of loans	December 31, 2023	December 31, 2024
Bank loans
Secured bank loans	$1,269,945	$1,075,904
Unsecured bank loans	3,103,473	-
Other loans	876,815	-
	$5,250,233	$1,075,904
Interest rate range	0.53%~8%	2.94%~3.24%
Unused credit lines of short-term bank loans
US$	-	-

Between January and September 2024, the Company issued convertible promissory notes aggregating to $1,725,471 to its existing shareholders and other third parties, of which, part of the convertible promissory notes is issued in exchange to terminate the short-term borrowing plus accumulated interest totaled $509,041 (classified as “Other loans”), please see Note 13 f) for the terms and conditions of the convertible promissory notes.

The table below summarizes the maturity profile of the short-term borrowings excluding the current portion of long-term borrowings (see Note 16 for further information) as of December 31, 2023 and 2024 based on the contractual due date:

2023	1 to 3 months	4~6 months	Over 6 months	Total
Type of loans
Secured bank loans	$325,627	$944,318	$-	$1,269,945
Unsecured bank loans	2,042,578	-	1,060,895	3,103,473
Other loans	176,815	700,000	-	876,815
	$2,545,020	$1,644,318	$1,060,895	$5,250,233

2024	1 to 3 months (Note)	4~6 months	Over 6 months	Total
Type of loans
Secured bank loans	$770,933	$304,971	$-	$1,075,904

Note: $304,971 of loan repayable in 1 to 3 months period was extended to 2026/3/3 before issuance of these consolidated financial statements.

Information relating to interest rate risk and liquidity risk are provided in Note 42 a).